Condensed Consolidated Statements of Comprehensive Loss - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statements of Comprehensive Loss
Other income	SFr 9,948	SFr 36,375	SFr 17,639	SFr 107,430
Operating costs
Research and development	(37,986)	(234,454)	(74,115)	(390,520)
General and administration	(617,314)	(534,819)	(1,068,703)	(1,056,070)
Total operating costs	(655,300)	(769,273)	(1,142,818)	(1,446,590)
Operating loss	(645,352)	(732,898)	(1,125,179)	(1,339,160)
Finance income	3,382		1,681
Finance expense	(1,175)	5,831	(2,131)	(13,319)
Finance result	2,207	5,831	(450)	(13,319)
Share of net loss of investments accounted for using the equity method	(1,101,534)	(1,231,845)	(2,330,789)	(2,079,296)
Net loss before tax from continuing operations	(1,744,679)	(1,958,912)	(3,456,418)	(3,431,775)
Net loss from continuing operations	(1,744,679)	(1,958,912)	(3,456,418)	(3,431,775)
Net profit from discontinued operations (attributable to equity holders of the Group)		117,747		117,747
Net loss for the period	SFr (1,744,679)	SFr (1,841,165)	SFr (3,456,418)	SFr (3,314,028)
Basic loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.01)	SFr (0.02)	SFr (0.03)	SFr (0.03)
From continuing operations	(0.01)	(0.02)	(0.03)	(0.03)
Diluted loss per share for loss attributable to the ordinary equity holders of the Company	(0.01)	(0.02)	(0.03)	(0.03)
From continuing operations	SFr (0.01)	SFr (0.02)	SFr (0.03)	SFr (0.03)
Items that will never be reclassified to profit or loss :
Remeasurements of retirement benefits obligation related to continuing operations	SFr 36,918	SFr (11,585)	SFr 178,060	SFr 54,307
Items that may be classified subsequently to profit or loss:
Exchange difference on translation of foreign operations	312	(1,218)	358	(1,088)
Other comprehensive income / (loss) for the period, net of tax	37,230	(12,803)	178,418	53,219
Total comprehensive loss for the period	(1,707,449)	(1,853,968)	(3,278,000)	(3,260,809)
From continuing operations	SFr (1,707,449)	(1,971,715)	SFr (3,278,000)	(3,378,556)
From discontinued operations		SFr 117,747		SFr 117,747